Borrowings - Summary of Bills Payable (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.53%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.54%
Ta Ching Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	January 2023 and March 2023
Ta Ching Bills Finance Corporation [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates		0.85%
Ta Ching Bills Finance Corporation [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates		0.94%
Cathay United Bank [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	March 2023
Cathay United Bank [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates		1.49%
Cathay United Bank [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates		1.56%